Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Information [Abstract]
Profit / (loss) for the period	$ 23,731	$ (38,371)	$ 33,211
Profit for the period from discontinued operations	(18,085)	(7,140)	(36,441)
Adjustments for:
Income tax	6,869	(4,251)	(11,135)
Amortization and depreciation	16,268	10,676	9,628
Loss from disposal of property, plant and equipment
Net gain / (loss) from fair value adjustment of investment properties	(30,742)	37,877	(19,160)
Share-based compensation	211	63	66
Impairment associates	2,470
Impairment of goodwill		184
Impairment of properties for sale		46
Impairment of others assets		317
Net gain from disposal of intangible assets		(13)
Gain from disposal of subsidiary and associates	247	(983)	(859)
Gain from business combination	(3,501)
Financial results, net	36,950	13,333	25,714
Provisions and allowances	1,122	1,534	865
Share of (profit) /loss of associates and joint ventures	(8,517)	7,200	3,722
Changes in operating assets and liabilities:
Decrease in inventories	140	350	263
Decrease in trading properties	930	707	1,264
Increase in restricted assets	(1,165)	(203)
Decrease in trade and other receivables	7,186	1,975	71
Decrease in trade and other payables	(3,528)	(1,358)	1,109
Decrease in salaries and social security liabilities	(122)	(130)	136
Decrease in provisions	(1,549)	(396)	(513)
Net cash generated by continuing operating activities before income tax paid	28,915	21,417	7,941
Net cash generated by discontinued operating activities before income tax paid	2,848	6,354	14,161
Net cash generated by operating activities before income tax paid	$ 31,763	$ 27,771	$ 22,102